Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
3.	PROPERTY AND EQUIPMENT, NET

Property and equipment as of September 30, 2016 and December 31, 2015, consisted of the following (in thousands):

	September 30, 2016	December 31, 2015
Equipment	$515	$448
Furniture and fixtures	144	55
Leasehold improvements	133	133

Total property and equipment	792	636
Less: accumulated depreciation and amortization	(296)	(209)

Property and equipment, net	$496	$427

Depreciation and amortization expense for the three and nine months ended September 30, 2016 was $30,000 and $87,000, respectively. Depreciation and amortization expense for the three and nine months ended September 30, 2015 was $27,000 and $61,000, respectively.

3.	PROPERTY AND EQUIPMENT, NET

Property and equipment as of December 31, 2014 and 2015, consisted of the following (in thousands):

	December 31,
	2014	2015
Equipment	$152	$448
Furniture and fixtures	24	55
Leasehold improvements	71	133

Total property and equipment	247	636
Less accumulated depreciation and amortization	(121)	(209)

Property and equipment, net	$126	$427

Depreciation and amortization expense for the years ended December 31, 2014 and 2015, was $42,000 and $88,000, respectively.